Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 6,651,132	$ 6,328,425	$ 5,812,204
Percentage of Total revenue	100.00%	100.00%	100.00%
Event management services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 5,567,719	$ 5,276,924	$ 4,681,586
Percentage of Total revenue	83.70%	83.40%	80.50%
Stage production services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 1,083,413	$ 1,051,501	$ 1,130,618
Percentage of Total revenue	16.30%	16.60%	19.50%